Investment in equity investees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income Tax Expense Benefit	$ (251,327)	$ (26,403)	$ 114,927
Equity Method Investee Member
Equity Method Investment Summarized Financial Information Income Statement Abstract
Revenues	1,302,637	796,185	623,595
Expenses	1,024,713	570,450	579,186
Income Tax Expense Benefit	39,301	(36,914)	(16,656)
Equity Method Investment Summarized Financial Information Net Income Loss	238,623	262,649	61,065
Equity Method Investment Summarized Financial Information Abstract
Equity Method Investment Summarized Financial Information Assets	5,987,802	5,652,824
Equity Method Investment Summarized Financial Information Liabilities	$ 4,036,484	$ 3,921,888